Issued Capital and Reserves (Details) - Schedule of externally imposed capital requirements - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Share Capital [Member]
b) Share capital
Issued capital-performance shares	166,749,382	136,362,538
Issued capital-performance shares (in Dollars)	$ 61,822,859	$ 39,213,794
Issued share capital	166,749,382	136,362,538
Issued share capital (in Dollars)	$ 61,822,859	$ 39,213,794
Share Movements During the Year Ordinary Shares [Member]
c) Share movements during the year – ordinary shares
At the start of the financial year	136,362,538	114,392,923
At the start of the financial year (in Dollars)	$ 39,213,794	$ 24,355,213
Shares issued on exercise of Performance Rights	5,000,000	5,750,000
Shares issued on exercise of Performance Rights (in Dollars)	$ 1,996,500	$ 2,141,000
Shares issued on exercise of Options	3,103,622	7,957,948
Shares issued on exercise of Options (in Dollars)	$ 1,665,905	$ 3,865,556
Shares issued to related party	2,000,000	3,000,000
Shares issued to related party (in Dollars)	$ 920,000	$ 3,920,000
Share based payments	1,172,812	1,095,000
Share based payments (in Dollars)	$ 1,050,237	$ 1,017,500
Share issue - capital raising	16,100,000	4,166,667
Share issue - capital raising (in Dollars)	$ 16,706,786	$ 5,000,000
Share issue – conversion convertible note	3,010,410
Share issue – conversion convertible note (in Dollars)	$ 3,125,964
Less share issue costs
Less share issue costs (in Dollars)	$ (2,856,327)	$ (1,085,468)
Share Movements During the Year Performance Shares [Member]
c) Share movements during the year – ordinary shares
Total shares	166,749,382	136,362,538
Total amount (in Dollars)	$ 61,822,859	$ 39,213,794